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APPENDIX I                        UNITED STATES                    OMB APPROVAL
                        SECURITIES AND EXCHANGE COMMISSION         OMB Number:
                                                                   3235-M6
                             Washington, D.C. 20549                Expires:
                                                                   August 31,
                                                                   2001
                                                                   Estimated
                                                                   average
                                                                   burden
                                                                   hours per
                                                                   response... 1
                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

  Read instructions at end of Form before preparing Form. Please print or type.

1. NAME AND ADDRESS OF ISSUER:

                     MEMBERS Mutual Funds
                     Post Office Box 8390
                     Boston, MA 02266-8390



2. THE NAME OF EACH SERIES OR CLASS OF SECURITIES FOR WHICH THIS FORM IS FILED (IF THE FORM IS BEING FILED FOR ALL SERIES AND CLASSES OF SECURITIES OF THE ISSUER, CHECK THE BOX BUT DO NOT LIST SERIES OR CLASSES): X

3. INVESTMENT COMPANY ACT FILE NUMBER:
                                  811-08261

   SECURITIES ACT FILE NUMBER:    333-29511

4(a). LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED:
                     October  31, 2002

4(b).(1) CHECK BOX IF THIS FORM IS BEING FILED LATE (IE., MORE THAN 90 CALENDAR DAYS AFTER THE END OF THE FISCAL YEAR). (SEE INSTRUCTION A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c).(1) CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS FORM.

5. CALCULATION OF REGISTRATION FEE:

         (i) AGGREGATE SALE PRICE OF SECURITIES SOLD DURING
             THE FISCAL YEAR PURSUANT TO SECTION 24(f):             $326,234,248
                                                                    ------------

        (ii) AGGREGATE PRICE OF SECURITIES REDEEMED OR
             REPURCHASED DURING THE FISCAL YEAR:                    $173,433,486
                                                                    ------------

       (iii) AGGREGATE PRICE OF SECURITIES REDEEMED OR
             REPURCHASED DURING ANY PRIOR FISCAL YEAR
             ENDING NO EARLIER THAN OCTOBER 11, 1995 THAT
             WERE NOT PREVIOUSLY USED TO REDUCE
             REGISTRATION FEES PAYABLE TO THE COMMISSION:           $          0
                                                                    ------------

        (iv) TOTAL AVAILABLE REDEMPTION CREDITS [ADD ITEM           $173,433,486
             5(ii) AND 5(iii):                                      ------------

         (v) NET SALES - IF ITEM 5(i) IS GREATER THAN
             ITEM 5(iv)
             [SUBTRACT ITEM 5(iv) FROM ITEM 5(i)]:                  $152,800,762
             $                                                      ------------


        (vi) REDEMPTION CREDITS AVAILABLE FOR USE IN
             FUTURE YEARS - IF ITEM 5(i) IS LESS THAN
             ITEM 5(iv) [SUBTRACT ITEM 5(iv) FROM ITEM 5(i)]:       $          0
                                                                    ------------

       (vii) MULTIPLIER FOR DETERMINING REGISTRATION FEE
             (SEE INSTRUCTION C.9):                             x   $   0.000092
                                                                    ------------

      (viii) REGISTRATION FEE DUE [MULTIPLY ITEM 5(v) BY
             ITEM 5(vii)] (ENTER 'O' IF NO FEE IS DUE):         =   $     14,058
                                                                    ------------

6. PREPAID SHARES

If the response to item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the
amount of securities (number of shares or other units) deducted here:         .
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then
state that number here:         .

7. 'INTEREST DUE - IF THIS FORM IS BEING FILED MORE THAN 90
   DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR (SEE
   INSTRUCTION D):                                              +   $          0
                                                                    ------------

8. TOTAL OF THE AMOUNT OF THE REGISTRATION FEE DUE PLUS ANY
   INTEREST DUE [LINE 5(vii) PLUS LINE 7]:                      =   $     14,058
                                                                    ------------

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9.  DATE THE REGISTRATION FEE AND ANY INTEREST PAYMENT WAS SENT TO THE
    COMMISSION'S LOCKBOX DEPOSITORY:
                                    01/21/2003
    Method of Delivery:
                          Wire Transfer          X
                          Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title.)*   /s/ Mary Hoffmann
                             -----------------------------------
                             Mary Hoffmann

                             Treasurer
                             -----------------------------------
                             Treasurer

 Date  1/15/03
      ---------

  *Please print the name and title of the signing officer below the signature.